EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
Schedule of Basic and Diluted Earnings Loss Per Share

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	226,120	(147)	(590,174)
Net income (loss) for basic and diluted earnings per share	226,120	(147)	(590,174)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	55,540,670	56,849,332	54,929,910
Dilutive effect of outstanding share options	3,464,591	—	—
Denominator for diluted earnings (loss) per share	59,005,261	56,849,332	54,929,910
Basic earnings (loss) per Class A and Class B ordinary share	4.07	(0.00)	(10.74)
Diluted earnings (loss) per Class A and Class B ordinary share	3.83	(0.00)	(10.74)